Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)	$ 250,000		$ 250,000
Private placement warrants to purchase ordinary shares		10,750,000	10,750,000
Class A Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption		32,500,000	32,500,000